CASH FLOW FROM OPERATING ACTIVITIES AND NON-CASH ITEMS (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)
Disclosure of Cash Flow From Operating Activities And Non-Cash Items [Line Items]
Borrowings	$ 55,017
Cash flows:
Lease repayments	(7,228)
Non cash flows:
Loans and borrowings classified as non-current at December 31, 2016	0
Interest and capital accrued	157
Borrowings	47,946	[1]
Long-term borrowings [member]
Disclosure of Cash Flow From Operating Activities And Non-Cash Items [Line Items]
Non-current portion of non-current borrowings	46,707
Cash flows:
Lease repayments	0
Non cash flows:
Loans and borrowings classified as non-current at December 31, 2016	(6,357)
Interest and capital accrued	0
Non-current portion of non-current borrowings	40,350	[1]
Short-term borrowings [member]
Disclosure of Cash Flow From Operating Activities And Non-Cash Items [Line Items]
Short-term Debt	8,310
Cash flows:
Lease repayments	(7,228)
Non cash flows:
Loans and borrowings classified as non-current at December 31, 2016	6,357
Interest and capital accrued	157
Short-term Debt	$ 7,596	[1]

[1]	Refer to note 19 and the consolidated cash flow statement.